Share-Based Payment (Details) - Schedule of RSU activities - RSU [Member]	12 Months Ended
Jun. 30, 2019 $ / shares shares
Share-Based Payment (Details) - Schedule of RSU activities [Line Items]
Number of Shares, Outstanding at beginning	208,968
Number of Shares, Granted	1,362,370
Weighted- Average Grant Date Fair Value, Granted (in Dollars per share) | $ / shares	$ 3.34
Number of Shares, Vested	(1,518,688)
Weighted- Average Grant Date Fair Value, Vested (in Dollars per share) | $ / shares	$ 4.18
Number of Shares, Outstanding at end	52,650
Weighted- Average Grant Date Fair Value, Outstanding at end (in Dollars per share) | $ / shares	$ 3.31